Segment Information - Summary of Net Sales by Segment and Geographical Area (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of geographical areas [line items]
Net sales	€ 34,463	€ 35,072	[1]	€ 33,809	[1]
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of geographical areas [line items]
Net sales		17		(12)
Pharmaceuticals [member]
Disclosure of geographical areas [line items]
Net sales	24,685	25,173
Pharmaceuticals [member] | Diabetes & Cardiovascular [member]
Disclosure of geographical areas [line items]
Net sales	6,083	6,908
Pharmaceuticals [member] | Diabetes & Cardiovascular [member] | Lantus [member]
Disclosure of geographical areas [line items]
Net sales	3,565	4,625
Pharmaceuticals [member] | Diabetes & Cardiovascular [member] | Toujeo [member]
Disclosure of geographical areas [line items]
Net sales	840	816
Pharmaceuticals [member] | Established Prescription Products [member]
Disclosure of geographical areas [line items]
Net sales	8,843	9,818
Pharmaceuticals [member] | Established Prescription Products [member] | Lovenox [member]
Disclosure of geographical areas [line items]
Net sales	1,465	1,574
Pharmaceuticals [member] | Established Prescription Products [member] | Plavix [member]
Disclosure of geographical areas [line items]
Net sales	1,440	1,470
Pharmaceuticals [member] | Specialty Care [member]
Disclosure of geographical areas [line items]
Net sales	8,269	6,678
Pharmaceuticals [member] | Specialty Care [member] | Aubagio [member]
Disclosure of geographical areas [line items]
Net sales	1,647	1,567
Pharmaceuticals [member] | Specialty Care [member] | Cerezyme [member]
Disclosure of geographical areas [line items]
Net sales	711	731
Pharmaceuticals [member] | Specialty Care [member] | Myozyme/Lumizyme [member]
Disclosure of geographical areas [line items]
Net sales	840	789
Pharmaceuticals [member] | Specialty Care [member] | Jevtana [member]
Disclosure of geographical areas [line items]
Net sales	422	386
Pharmaceuticals [member] | Specialty Care [member] | Dupixent [member]
Disclosure of geographical areas [line items]
Net sales	788	219
Pharmaceuticals [member] | Generics [member]
Disclosure of geographical areas [line items]
Net sales	1,490	1,769
Consumer Healthcare segment [member]
Disclosure of geographical areas [line items]
Net sales	4,660	4,798		3,330
Consumer Healthcare segment [member] | Allegra [member]
Disclosure of geographical areas [line items]
Net sales	396	422
Consumer Healthcare segment [member] | Doliprane [member]
Disclosure of geographical areas [line items]
Net sales	333	323
Consumer Healthcare segment [member] | Dulcolax [member]
Disclosure of geographical areas [line items]
Net sales	216	210
Consumer Healthcare segment [member] | Pharmaton [member]
Disclosure of geographical areas [line items]
Net sales	90	99
Consumer Healthcare segment [member] | Gold Bond [member]
Disclosure of geographical areas [line items]
Net sales	211	201
Vaccines [member]
Disclosure of geographical areas [line items]
Net sales	5,118	5,101
Vaccines [member] | Polio Pertussis Hib Vaccines [member]
Disclosure of geographical areas [line items]
Net sales	1,749	1,827
Vaccines [member] | Influenza Vaccines [member]
Disclosure of geographical areas [line items]
Net sales	1,708	1,589
Net sales before IFRS 15 impacts [member]
Disclosure of geographical areas [line items]
Net sales		35,055		33,821
Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member]
Disclosure of geographical areas [line items]
Net sales		25,122		25,914
Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Diabetes & Cardiovascular [member]
Disclosure of geographical areas [line items]
Net sales		6,905		7,799
Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Diabetes & Cardiovascular [member] | Lantus [member]
Disclosure of geographical areas [line items]
Net sales		4,622		5,714
Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Diabetes & Cardiovascular [member] | Toujeo [member]
Disclosure of geographical areas [line items]
Net sales		816		649
Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Established Prescription Products [member]
Disclosure of geographical areas [line items]
Net sales		9,761		10,311
Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Established Prescription Products [member] | Lovenox [member]
Disclosure of geographical areas [line items]
Net sales		1,575		1,636
Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Established Prescription Products [member] | Plavix [member]
Disclosure of geographical areas [line items]
Net sales		1,471		1,544
Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Specialty Care [member]
Disclosure of geographical areas [line items]
Net sales		6,678		5,950
Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Specialty Care [member] | Aubagio [member]
Disclosure of geographical areas [line items]
Net sales		1,567		1,295
Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Specialty Care [member] | Cerezyme [member]
Disclosure of geographical areas [line items]
Net sales		730		748
Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Specialty Care [member] | Myozyme/Lumizyme [member]
Disclosure of geographical areas [line items]
Net sales		789		725
Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Specialty Care [member] | Jevtana [member]
Disclosure of geographical areas [line items]
Net sales		386		358
Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Specialty Care [member] | Dupixent [member]
Disclosure of geographical areas [line items]
Net sales		219
Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Generics [member]
Disclosure of geographical areas [line items]
Net sales		1,778		1,854
Net sales before IFRS 15 impacts [member] | Consumer Healthcare segment [member]
Disclosure of geographical areas [line items]
Net sales		4,832		3,330
Net sales before IFRS 15 impacts [member] | Consumer Healthcare segment [member] | Allegra [member]
Disclosure of geographical areas [line items]
Net sales		423		417
Net sales before IFRS 15 impacts [member] | Consumer Healthcare segment [member] | Doliprane [member]
Disclosure of geographical areas [line items]
Net sales		323		309
Net sales before IFRS 15 impacts [member] | Vaccines [member]
Disclosure of geographical areas [line items]
Net sales		5,101		4,577
Net sales before IFRS 15 impacts [member] | Vaccines [member] | Polio Pertussis Hib Vaccines [member]
Disclosure of geographical areas [line items]
Net sales		1,827		1,495
Net sales before IFRS 15 impacts [member] | Vaccines [member] | Influenza Vaccines [member]
Disclosure of geographical areas [line items]
Net sales		1,589		1,521
Europe [member]
Disclosure of geographical areas [line items]
Net sales	9,434	9,525		8,679
Europe [member] | Pharmaceuticals [member]
Disclosure of geographical areas [line items]
Net sales	7,303	7,485
Europe [member] | Pharmaceuticals [member] | Diabetes & Cardiovascular [member]
Disclosure of geographical areas [line items]
Net sales	1,401	1,375
Europe [member] | Pharmaceuticals [member] | Diabetes & Cardiovascular [member] | Lantus [member]
Disclosure of geographical areas [line items]
Net sales	684	760
Europe [member] | Pharmaceuticals [member] | Diabetes & Cardiovascular [member] | Toujeo [member]
Disclosure of geographical areas [line items]
Net sales	290	217
Europe [member] | Pharmaceuticals [member] | Established Prescription Products [member]
Disclosure of geographical areas [line items]
Net sales	3,330	3,494
Europe [member] | Pharmaceuticals [member] | Established Prescription Products [member] | Lovenox [member]
Disclosure of geographical areas [line items]
Net sales	870	951
Europe [member] | Pharmaceuticals [member] | Established Prescription Products [member] | Plavix [member]
Disclosure of geographical areas [line items]
Net sales	147	150
Europe [member] | Pharmaceuticals [member] | Specialty Care [member]
Disclosure of geographical areas [line items]
Net sales	2,004	1,865
Europe [member] | Pharmaceuticals [member] | Specialty Care [member] | Aubagio [member]
Disclosure of geographical areas [line items]
Net sales	385	387
Europe [member] | Pharmaceuticals [member] | Specialty Care [member] | Cerezyme [member]
Disclosure of geographical areas [line items]
Net sales	270	281
Europe [member] | Pharmaceuticals [member] | Specialty Care [member] | Myozyme/Lumizyme [member]
Disclosure of geographical areas [line items]
Net sales	374	352
Europe [member] | Pharmaceuticals [member] | Specialty Care [member] | Jevtana [member]
Disclosure of geographical areas [line items]
Net sales	158	148
Europe [member] | Pharmaceuticals [member] | Specialty Care [member] | Dupixent [member]
Disclosure of geographical areas [line items]
Net sales	75	2
Europe [member] | Pharmaceuticals [member] | Generics [member]
Disclosure of geographical areas [line items]
Net sales	568	751
Europe [member] | Consumer Healthcare segment [member]
Disclosure of geographical areas [line items]
Net sales	1,403	1,410
Europe [member] | Consumer Healthcare segment [member] | Allegra [member]
Disclosure of geographical areas [line items]
Net sales	17	12
Europe [member] | Consumer Healthcare segment [member] | Doliprane [member]
Disclosure of geographical areas [line items]
Net sales	281	277
Europe [member] | Consumer Healthcare segment [member] | Dulcolax [member]
Disclosure of geographical areas [line items]
Net sales	99	93
Europe [member] | Consumer Healthcare segment [member] | Pharmaton [member]
Disclosure of geographical areas [line items]
Net sales	19	20
Europe [member] | Vaccines [member]
Disclosure of geographical areas [line items]
Net sales	728	630
Europe [member] | Vaccines [member] | Polio Pertussis Hib Vaccines [member]
Disclosure of geographical areas [line items]
Net sales	296	300
Europe [member] | Vaccines [member] | Influenza Vaccines [member]
Disclosure of geographical areas [line items]
Net sales	177	113
Europe [member] | Net sales before IFRS 15 impacts [member]
Disclosure of geographical areas [line items]
Net sales		9,525		8,679
Europe [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member]
Disclosure of geographical areas [line items]
Net sales		7,473		7,532
Europe [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Diabetes & Cardiovascular [member]
Disclosure of geographical areas [line items]
Net sales		1,375		1,381
Europe [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Diabetes & Cardiovascular [member] | Lantus [member]
Disclosure of geographical areas [line items]
Net sales		760		878
Europe [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Diabetes & Cardiovascular [member] | Toujeo [member]
Disclosure of geographical areas [line items]
Net sales		217		120
Europe [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Established Prescription Products [member]
Disclosure of geographical areas [line items]
Net sales		3,473		3,642
Europe [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Established Prescription Products [member] | Lovenox [member]
Disclosure of geographical areas [line items]
Net sales		951		1,027
Europe [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Established Prescription Products [member] | Plavix [member]
Disclosure of geographical areas [line items]
Net sales		150		162
Europe [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Specialty Care [member]
Disclosure of geographical areas [line items]
Net sales		1,865		1,707
Europe [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Specialty Care [member] | Aubagio [member]
Disclosure of geographical areas [line items]
Net sales		387		308
Europe [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Specialty Care [member] | Cerezyme [member]
Disclosure of geographical areas [line items]
Net sales		281		280
Europe [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Specialty Care [member] | Myozyme/Lumizyme [member]
Disclosure of geographical areas [line items]
Net sales		352		327
Europe [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Specialty Care [member] | Jevtana [member]
Disclosure of geographical areas [line items]
Net sales		148		139
Europe [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Specialty Care [member] | Dupixent [member]
Disclosure of geographical areas [line items]
Net sales		2
Europe [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Generics [member]
Disclosure of geographical areas [line items]
Net sales		760		802
Europe [member] | Net sales before IFRS 15 impacts [member] | Consumer Healthcare segment [member]
Disclosure of geographical areas [line items]
Net sales		1,422		879
Europe [member] | Net sales before IFRS 15 impacts [member] | Consumer Healthcare segment [member] | Allegra [member]
Disclosure of geographical areas [line items]
Net sales		12		9
Europe [member] | Net sales before IFRS 15 impacts [member] | Consumer Healthcare segment [member] | Doliprane [member]
Disclosure of geographical areas [line items]
Net sales		277		260
Europe [member] | Net sales before IFRS 15 impacts [member] | Vaccines [member]
Disclosure of geographical areas [line items]
Net sales		630		268
Europe [member] | Net sales before IFRS 15 impacts [member] | Vaccines [member] | Polio Pertussis Hib Vaccines [member]
Disclosure of geographical areas [line items]
Net sales		300		105
Europe [member] | Net sales before IFRS 15 impacts [member] | Vaccines [member] | Influenza Vaccines [member]
Disclosure of geographical areas [line items]
Net sales		113		83
US [member]
Disclosure of geographical areas [line items]
Net sales	11,540	11,855		12,391
US [member] | Pharmaceuticals [member]
Disclosure of geographical areas [line items]
Net sales	7,897	8,152
US [member] | Pharmaceuticals [member] | Diabetes & Cardiovascular [member]
Disclosure of geographical areas [line items]
Net sales	2,635	3,530
US [member] | Pharmaceuticals [member] | Diabetes & Cardiovascular [member] | Lantus [member]
Disclosure of geographical areas [line items]
Net sales	1,614	2,542
US [member] | Pharmaceuticals [member] | Diabetes & Cardiovascular [member] | Toujeo [member]
Disclosure of geographical areas [line items]
Net sales	344	455
US [member] | Pharmaceuticals [member] | Established Prescription Products [member]
Disclosure of geographical areas [line items]
Net sales	751	1,269
US [member] | Pharmaceuticals [member] | Established Prescription Products [member] | Lovenox [member]
Disclosure of geographical areas [line items]
Net sales	38	58
US [member] | Pharmaceuticals [member] | Established Prescription Products [member] | Plavix [member]
Disclosure of geographical areas [line items]
Net sales		1
US [member] | Pharmaceuticals [member] | Specialty Care [member]
Disclosure of geographical areas [line items]
Net sales	4,387	3,203
US [member] | Pharmaceuticals [member] | Specialty Care [member] | Aubagio [member]
Disclosure of geographical areas [line items]
Net sales	1,157	1,084
US [member] | Pharmaceuticals [member] | Specialty Care [member] | Cerezyme [member]
Disclosure of geographical areas [line items]
Net sales	174	177
US [member] | Pharmaceuticals [member] | Specialty Care [member] | Myozyme/Lumizyme [member]
Disclosure of geographical areas [line items]
Net sales	284	262
US [member] | Pharmaceuticals [member] | Specialty Care [member] | Jevtana [member]
Disclosure of geographical areas [line items]
Net sales	179	159
US [member] | Pharmaceuticals [member] | Specialty Care [member] | Dupixent [member]
Disclosure of geographical areas [line items]
Net sales	660	216
US [member] | Pharmaceuticals [member] | Generics [member]
Disclosure of geographical areas [line items]
Net sales	124	150
US [member] | Consumer Healthcare segment [member]
Disclosure of geographical areas [line items]
Net sales	1,066	1,133
US [member] | Consumer Healthcare segment [member] | Allegra [member]
Disclosure of geographical areas [line items]
Net sales	207	233
US [member] | Consumer Healthcare segment [member] | Dulcolax [member]
Disclosure of geographical areas [line items]
Net sales	62	61
US [member] | Consumer Healthcare segment [member] | Gold Bond [member]
Disclosure of geographical areas [line items]
Net sales	207	198
US [member] | Vaccines [member]
Disclosure of geographical areas [line items]
Net sales	2,577	2,570
US [member] | Vaccines [member] | Polio Pertussis Hib Vaccines [member]
Disclosure of geographical areas [line items]
Net sales	397	435
US [member] | Vaccines [member] | Influenza Vaccines [member]
Disclosure of geographical areas [line items]
Net sales	1,233	1,128
US [member] | Net sales before IFRS 15 impacts [member]
Disclosure of geographical areas [line items]
Net sales		11,855		12,391
US [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member]
Disclosure of geographical areas [line items]
Net sales		8,152		8,913
US [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Diabetes & Cardiovascular [member]
Disclosure of geographical areas [line items]
Net sales		3,530		4,511
US [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Diabetes & Cardiovascular [member] | Lantus [member]
Disclosure of geographical areas [line items]
Net sales		2,542		3,528
US [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Diabetes & Cardiovascular [member] | Toujeo [member]
Disclosure of geographical areas [line items]
Net sales		455		475
US [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Established Prescription Products [member]
Disclosure of geographical areas [line items]
Net sales		1,269		1,490
US [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Established Prescription Products [member] | Lovenox [member]
Disclosure of geographical areas [line items]
Net sales		58		54
US [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Established Prescription Products [member] | Plavix [member]
Disclosure of geographical areas [line items]
Net sales		1		1
US [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Specialty Care [member]
Disclosure of geographical areas [line items]
Net sales		3,203		2,737
US [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Specialty Care [member] | Aubagio [member]
Disclosure of geographical areas [line items]
Net sales		1,084		908
US [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Specialty Care [member] | Cerezyme [member]
Disclosure of geographical areas [line items]
Net sales		177		181
US [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Specialty Care [member] | Myozyme/Lumizyme [member]
Disclosure of geographical areas [line items]
Net sales		262		240
US [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Specialty Care [member] | Jevtana [member]
Disclosure of geographical areas [line items]
Net sales		159		152
US [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Specialty Care [member] | Dupixent [member]
Disclosure of geographical areas [line items]
Net sales		216
US [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Generics [member]
Disclosure of geographical areas [line items]
Net sales		150		175
US [member] | Net sales before IFRS 15 impacts [member] | Consumer Healthcare segment [member]
Disclosure of geographical areas [line items]
Net sales		1,133		938
US [member] | Net sales before IFRS 15 impacts [member] | Consumer Healthcare segment [member] | Allegra [member]
Disclosure of geographical areas [line items]
Net sales		233		243
US [member] | Net sales before IFRS 15 impacts [member] | Vaccines [member]
Disclosure of geographical areas [line items]
Net sales		2,570		2,540
US [member] | Net sales before IFRS 15 impacts [member] | Vaccines [member] | Polio Pertussis Hib Vaccines [member]
Disclosure of geographical areas [line items]
Net sales		435		405
US [member] | Net sales before IFRS 15 impacts [member] | Vaccines [member] | Influenza Vaccines [member]
Disclosure of geographical areas [line items]
Net sales		1,128		1,117
Other Countries in Segement Results [member]
Disclosure of geographical areas [line items]
Net sales	13,489	13,692
Other Countries in Segement Results [member] | Pharmaceuticals [member]
Disclosure of geographical areas [line items]
Net sales	9,485	9,536
Other Countries in Segement Results [member] | Pharmaceuticals [member] | Diabetes & Cardiovascular [member]
Disclosure of geographical areas [line items]
Net sales	2,047	2,003
Other Countries in Segement Results [member] | Pharmaceuticals [member] | Diabetes & Cardiovascular [member] | Lantus [member]
Disclosure of geographical areas [line items]
Net sales	1,267	1,323
Other Countries in Segement Results [member] | Pharmaceuticals [member] | Diabetes & Cardiovascular [member] | Toujeo [member]
Disclosure of geographical areas [line items]
Net sales	206	144
Other Countries in Segement Results [member] | Pharmaceuticals [member] | Established Prescription Products [member]
Disclosure of geographical areas [line items]
Net sales	4,762	5,055
Other Countries in Segement Results [member] | Pharmaceuticals [member] | Established Prescription Products [member] | Lovenox [member]
Disclosure of geographical areas [line items]
Net sales	557	565
Other Countries in Segement Results [member] | Pharmaceuticals [member] | Established Prescription Products [member] | Plavix [member]
Disclosure of geographical areas [line items]
Net sales	1,293	1,319
Other Countries in Segement Results [member] | Pharmaceuticals [member] | Specialty Care [member]
Disclosure of geographical areas [line items]
Net sales	1,878	1,610
Other Countries in Segement Results [member] | Pharmaceuticals [member] | Specialty Care [member] | Aubagio [member]
Disclosure of geographical areas [line items]
Net sales	105	96
Other Countries in Segement Results [member] | Pharmaceuticals [member] | Specialty Care [member] | Cerezyme [member]
Disclosure of geographical areas [line items]
Net sales	267	273
Other Countries in Segement Results [member] | Pharmaceuticals [member] | Specialty Care [member] | Myozyme/Lumizyme [member]
Disclosure of geographical areas [line items]
Net sales	182	175
Other Countries in Segement Results [member] | Pharmaceuticals [member] | Specialty Care [member] | Jevtana [member]
Disclosure of geographical areas [line items]
Net sales	85	79
Other Countries in Segement Results [member] | Pharmaceuticals [member] | Specialty Care [member] | Dupixent [member]
Disclosure of geographical areas [line items]
Net sales	53	1
Other Countries in Segement Results [member] | Pharmaceuticals [member] | Generics [member]
Disclosure of geographical areas [line items]
Net sales	798	868
Other Countries in Segement Results [member] | Consumer Healthcare segment [member]
Disclosure of geographical areas [line items]
Net sales	2,191	2,255
Other Countries in Segement Results [member] | Consumer Healthcare segment [member] | Allegra [member]
Disclosure of geographical areas [line items]
Net sales	172	177
Other Countries in Segement Results [member] | Consumer Healthcare segment [member] | Doliprane [member]
Disclosure of geographical areas [line items]
Net sales	52	46
Other Countries in Segement Results [member] | Consumer Healthcare segment [member] | Dulcolax [member]
Disclosure of geographical areas [line items]
Net sales	55	56
Other Countries in Segement Results [member] | Consumer Healthcare segment [member] | Pharmaton [member]
Disclosure of geographical areas [line items]
Net sales	71	79
Other Countries in Segement Results [member] | Consumer Healthcare segment [member] | Gold Bond [member]
Disclosure of geographical areas [line items]
Net sales	4	3
Other Countries in Segement Results [member] | Vaccines [member]
Disclosure of geographical areas [line items]
Net sales	1,813	1,901
Other Countries in Segement Results [member] | Vaccines [member] | Polio Pertussis Hib Vaccines [member]
Disclosure of geographical areas [line items]
Net sales	1,056	1,092
Other Countries in Segement Results [member] | Vaccines [member] | Influenza Vaccines [member]
Disclosure of geographical areas [line items]
Net sales	€ 298	348
Other Countries in Segement Results [member] | Net sales before IFRS 15 impacts [member]
Disclosure of geographical areas [line items]
Net sales		13,675		12,751
Other Countries in Segement Results [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member]
Disclosure of geographical areas [line items]
Net sales		9,497		9,469
Other Countries in Segement Results [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Diabetes & Cardiovascular [member]
Disclosure of geographical areas [line items]
Net sales		2,000		1,907
Other Countries in Segement Results [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Diabetes & Cardiovascular [member] | Lantus [member]
Disclosure of geographical areas [line items]
Net sales		1,320		1,308
Other Countries in Segement Results [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Diabetes & Cardiovascular [member] | Toujeo [member]
Disclosure of geographical areas [line items]
Net sales		144		54
Other Countries in Segement Results [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Established Prescription Products [member]
Disclosure of geographical areas [line items]
Net sales		5,019		5,179
Other Countries in Segement Results [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Established Prescription Products [member] | Lovenox [member]
Disclosure of geographical areas [line items]
Net sales		566		555
Other Countries in Segement Results [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Established Prescription Products [member] | Plavix [member]
Disclosure of geographical areas [line items]
Net sales		1,320		1,381
Other Countries in Segement Results [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Specialty Care [member]
Disclosure of geographical areas [line items]
Net sales		1,610		1,506
Other Countries in Segement Results [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Specialty Care [member] | Aubagio [member]
Disclosure of geographical areas [line items]
Net sales		96		79
Other Countries in Segement Results [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Specialty Care [member] | Cerezyme [member]
Disclosure of geographical areas [line items]
Net sales		272		287
Other Countries in Segement Results [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Specialty Care [member] | Myozyme/Lumizyme [member]
Disclosure of geographical areas [line items]
Net sales		175		158
Other Countries in Segement Results [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Specialty Care [member] | Jevtana [member]
Disclosure of geographical areas [line items]
Net sales		79		67
Other Countries in Segement Results [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Specialty Care [member] | Dupixent [member]
Disclosure of geographical areas [line items]
Net sales		1
Other Countries in Segement Results [member] | Net sales before IFRS 15 impacts [member] | Pharmaceuticals [member] | Generics [member]
Disclosure of geographical areas [line items]
Net sales		868		877
Other Countries in Segement Results [member] | Net sales before IFRS 15 impacts [member] | Consumer Healthcare segment [member]
Disclosure of geographical areas [line items]
Net sales		2,277		1,513
Other Countries in Segement Results [member] | Net sales before IFRS 15 impacts [member] | Consumer Healthcare segment [member] | Allegra [member]
Disclosure of geographical areas [line items]
Net sales		178		165
Other Countries in Segement Results [member] | Net sales before IFRS 15 impacts [member] | Consumer Healthcare segment [member] | Doliprane [member]
Disclosure of geographical areas [line items]
Net sales		46		49
Other Countries in Segement Results [member] | Net sales before IFRS 15 impacts [member] | Vaccines [member]
Disclosure of geographical areas [line items]
Net sales		1,901		1,769
Other Countries in Segement Results [member] | Net sales before IFRS 15 impacts [member] | Vaccines [member] | Polio Pertussis Hib Vaccines [member]
Disclosure of geographical areas [line items]
Net sales		1,092		985
Other Countries in Segement Results [member] | Net sales before IFRS 15 impacts [member] | Vaccines [member] | Influenza Vaccines [member]
Disclosure of geographical areas [line items]
Net sales		€ 348		€ 321

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).